Segments, Customers and Geographic Information	12 Months Ended
Dec. 31, 2024
Geographic Areas, Revenues from External Customers [Abstract]
Segments, Customers and Geographic Information
Note 18 - Segments, Customers and Geographic Information

A.
The Company applies ASC topic 280, "Segment Reporting", ("ASC 280"). The Company operates in one reportable segment (see Note 1 for a brief description of the Company's business).  Reportable segments are defined as components of an enterprise about which separate financial information is evaluated regularly by the chief operating decision maker (“CODM”). The Company’s CODM is its chief executive officer. The Company’s CODM manages the business and evaluates operating performance based on consolidated net income (loss). The CODM uses consolidated net income to monitor actual operating results to forecasts and prior periods.

The following table summarizes the Company’s segment revenue, significant segment expenses, and segment net income (loss):

	Year ended December 31,
	2024	2023	2022
	$ thousands	$ thousands	$ thousands

Revenues:	394,190	347,179	295,173
Cost of revenues	257,339	227,310	202,110
Gross profit	136,851	119,869	93,063
Less:
Employee related (1)	65,111	59,729	54,930
Other segment items (2)	33,013	38,930	49,070
Financial and other expenses, net	11,474	8,468	6,306
Taxes on income	3,190	6,522	2,446

Net income (loss)	24,063	6,220	(19,689)

(1) Employee related includes employee salaries and commissions, payroll taxes, benefits, and outsourced labor costs.
(2) Other segment items include consulting and professional services, depreciation of property and equipment, amortization of intangible assets, share-based compensation expenses, acquisition and integration related charges, marketing expenses, finance and legal expenses, travel expenses, subcontractors costs, software and subscription costs, overhead expenses and restructuring and related charges.

B.
The total revenues are attributed to geographic areas based on the location of the end customer. The following tables present total revenues for the years ended December 31, 2024, 2023 and 2022 and long-lived assets as of December 31, 2024, and 2023:

	Year ended December 31,
	2024	2023	2022
	$ thousands	$ thousands	$ thousands

Revenues:

North America (*)	89,945	95,573	67,108
EMEA (**)	64,958	62,023	62,233
Asia-Pacific	34,530	35,033	32,970
India	167,550	107,354	80,957
Latin America	37,207	47,196	51,905

	394,190	347,179	295,173

(*)	As of December 31, 2024, 2023 and 2022, 97%, 94% and 87% represent revenues in the United States.

(**)
Including Europe, Middle East and Africa. Revenues from sales in Israel for the years ended December 31, 2024, 2023 and 2022, amounted to $5,182 thousand, $4,151 thousand, and $2,896 thousand, respectively.

	December 31,	December 31,
	2024	2023
	$ thousands	$ thousands

Long-lived assets, net:

Israel	43,679	40,672
Others	9,787	8,824
Total long-lived assets, net (*)	53,466	49,496

(*)	Long-lived assets are comprised of property and equipment, net and operating lease right-of-use assets.

C.          Major customer data as a percentage of total revenues:

In 2024, the Company had revenues from a customer that represents a group of affiliated companies, equaling 22.6%, a single customer that accounted for 14.6%, and a single customer that accounted for 12.0% of total revenues. In 2023, the Company had revenues from a customer that represents a group of affiliated companies, equaling 28.9%, a single customer that accounted for 18.1%, and a customer that represents a group of affiliated companies equaling 8.5% of total revenues. In 2022, the Company had revenues from a customer that represents a group of affiliated companies, equaling 22.8%, a single customer that accounted for 12.4%, and a customer that represents a group of affiliated companies equaling 12.4% of total revenues.